Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 22, 2022	Jul. 25, 2017	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Trade receivables current				$ 20,361	$ 772
Proceeds from issue of ordinary shares		$ 64,400
Current financial assets				499	$ 7,907
Probability percentage of conversion at maturity with cash receipts					90.00%
Cytovia Therapeutics Inc [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of estimated recovery probability rate					0.00%
Discounted rate applied to cash flow projections					95.00%
Entity Fair Market Value					$ 110,900
Convertible Notes [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Financial gain in profit or loss					$ 12,100
IPO [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Probability percentage of conversion at maturity with cash receipts					10.00%
IPO [Member] | Bottom of range [member] | Cytovia Therapeutics Inc [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Proceeds from issue of ordinary shares					$ 50,000
Percentage of business proceeds will be acquired in cash					25.00%
Percentage of business proceeds will be acquired in equity					75.00%
IPO [Member] | Top of range [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Proceeds from issue of ordinary shares					$ 50,000
Percentage of business proceeds will be acquired in cash					50.00%
Percentage of business proceeds will be acquired in equity					50.00%
Cellectis [Member] | Cytovia Agreement [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Upfront payment eligible to be received				20,000
Trade receivables current				20,000
Conversion of notes receivable into trade receivables				20,000
Cellectis [Member] | Cytovia Agreement [Member] | Based On Development Regulatory And Sales Milestone [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Additional payment eligible to be received				805,000
Calyxt [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash					$ 200
Short term restricted cash					0
Current financial assets				$ 500	$ 7,900
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Notes receivable received during the period			$ 20,000
Shares receivable on conversion of warrants as a percentage of total shares entitlement on conversion of notes receivable			35.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Minimum threshold percentage of ownership necessary for conversion of notes receivable into shares	9.90%
Notes receivable rate of interest	10.00%
Step up interest rate percentage on notes receivable	10.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Due On June 30, 2023 [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of notes receivable due to be received	50.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Due On April 30, 2023 [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of notes receivable due to be received	50.00%